Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2019	61,279,976	(12,453,848)	48,826,128
Depreciation for the period	-	(1,597,424)	(1,597,424)
Balance, June 30, 2019	61,279,976	(14,051,272)	47,228,704

As of
June 30, 2019
all vessels are used as collateral under the Company’s loan agreement (see Note
5
).